Summary Of Significant Accounting Policies (Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Abstract]
Net unrealized capital gains on fixed maturity securities	$ 159.3	$ 157.2	$ 326.7
Net unrealized capital gains on fixed maturity securities, Less: tax effects	(55.9)	(56.7)	(115.9)
Net unrealized capital gains on fixed maturity securities, net of tax	103.4	100.5	210.8
Net reclassifications adjustment for net capital (gains) losses included in net income	(9.1)	(15.4)	5.5
Net reclassifications adjustment for net capital (gains) losses included in net income, Less: tax effects	3.2	5.8	(2.0)
Reclassification adjustment for net capital (gains) losses included in net income, net	(5.9)	(9.6)	3.5
Total net unrealized gains on fixed maturity securities	97.5	90.9	214.3
Net prior service (cost) credit and net (losses) gains arising during the period	(40.9)	(7.7)	12.9
Net prior service (cost) credit and net (losses) gains arising during the period, Less: tax effects	14.3	2.7	(4.5)
Net prior service (cost) credit and net (losses) gains arising during the period, net of tax	(26.6)	(5.0)	8.4
Net reclassification adjustment for amortization to net periodic pension cost	5.0	5.6	7.6
Net reclassification adjustment for amortization to net periodic pension cost, Less: tax effects	(1.7)	(2.0)	(2.7)
Net reclassification adjustment for amortization to net periodic pension cost, net of tax	3.3	3.6	4.9
Total unrealized changes in employee benefit plans	(23.3)	(1.4)	13.3
Total other comprehensive income, net of tax	$ 74.2	$ 89.5	$ 227.6